AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 89.9%
Affiliated Mutual Fund — 34.8%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	62,042,267	$714,106,490
(cost $659,964,622)(wa)
Common Stocks — 12.6%
Aerospace & Defense — 0.4%
Hanwha Aerospace Co. Ltd. (South Korea)	3,080	2,435,773
Karman Holdings, Inc.*	7,213	520,778
Loar Holdings, Inc.*	8,903	712,240
Safran SA (France)	14,302	5,075,337
Woodward, Inc.	1,760	444,770
		9,188,898
Automobile Components — 0.2%
Cie Generale des Etablissements Michelin SCA (France)	49,798	1,793,412
Gentex Corp.	34,618	979,689
Modine Manufacturing Co.*(a)	6,366	904,991
		3,678,092
Automobiles — 0.1%
Kia Corp. (South Korea)	25,473	1,828,373
Banks — 2.1%
Al Rajhi Bank (Saudi Arabia)	101,407	2,897,727
Bank Central Asia Tbk PT (Indonesia)	4,360,600	1,996,982
BankUnited, Inc.	27,826	1,061,840
Commerce Bancshares, Inc.	17,448	1,042,692
Cullen/Frost Bankers, Inc.	8,360	1,059,797
DBS Group Holdings Ltd. (Singapore)	116,340	4,613,789
First Financial Bancorp	39,367	994,017
First Hawaiian, Inc.	37,010	918,958
First Horizon Corp.	23,839	539,000
First Interstate BancSystem, Inc. (Class A Stock)	28,978	923,529
HDFC Bank Ltd. (India), ADR	115,567	3,947,769
KBC Group NV (Belgium)	28,276	3,388,566
Mitsubishi UFJ Financial Group, Inc. (Japan)	281,200	4,536,144
National Bank of Greece SA (Greece)	127,908	1,862,525
NatWest Group PLC (United Kingdom)	282,540	1,995,680
Royal Bank of Canada (Canada)	27,150	4,001,587
Sberbank of Russia PJSC (Russia)*^	43,116	—
Sberbank of Russia PJSC (Russia), ADR*(a)^	18,600	2
ServisFirst Bancshares, Inc.	10,289	828,573
UniCredit SpA (Italy)	43,528	3,312,268
Wintrust Financial Corp.	9,743	1,290,363
WSFS Financial Corp.	17,339	935,092
		42,146,900
Beverages — 0.1%
Heineken NV (Netherlands)	21,522	1,685,367
Primo Brands Corp.	52,075	1,150,857
		2,836,224
	Shares	Value
Common Stocks (continued)
Broadline Retail — 0.4%
Alibaba Group Holding Ltd. (China)	250,700	$5,606,684
MercadoLibre, Inc. (Brazil)*	825	1,927,975
		7,534,659
Building Products — 0.3%
AAON, Inc.(a)	10,816	1,010,647
Fortune Brands Innovations, Inc.	8,649	461,770
Hayward Holdings, Inc.*	112,381	1,699,201
Janus International Group, Inc.*	93,572	923,556
SAL TopCo LLC*^	817,799	82
Simpson Manufacturing Co., Inc.	6,903	1,155,976
		5,251,232
Capital Markets — 0.8%
3i Group PLC (United Kingdom)	72,181	3,978,832
Brookfield Corp. (Canada)	23,486	1,611,466
Evercore, Inc. (Class A Stock)	3,826	1,290,586
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	71,800	4,076,126
MarketAxess Holdings, Inc.	6,291	1,096,207
Miami International Holdings, Inc.*	13,757	553,857
Moelis & Co. (Class A Stock)	6,875	490,325
Morningstar, Inc.	4,967	1,152,394
StepStone Group, Inc. (Class A Stock)	20,506	1,339,247
		15,589,040
Chemicals — 0.5%
Air Liquide SA (France)	22,141	4,613,224
Axalta Coating Systems Ltd.*	29,790	852,590
Balchem Corp.	6,706	1,006,303
Element Solutions, Inc.	53,355	1,342,945
Perimeter Solutions, Inc.*	32,703	732,220
Quaker Chemical Corp.(a)	7,760	1,022,380
		9,569,662
Commercial Services & Supplies — 0.2%
Casella Waste Systems, Inc. (Class A Stock)*	14,292	1,356,025
Driven Brands Holdings, Inc.*	51,234	825,380
MSA Safety, Inc.(a)	11,102	1,910,321
		4,091,726
Communications Equipment — 0.0%
Digi International, Inc.*	6,018	219,416
Construction & Engineering — 0.2%
WillScot Holdings Corp.(a)	67,665	1,428,408
WSP Global, Inc. (Canada)	11,034	2,168,426
		3,596,834
Construction Materials — 0.1%
Eagle Materials, Inc.(a)	5,590	1,302,694
Consumer Staples Distribution & Retail — 0.1%
BJ’s Wholesale Club Holdings, Inc.*	3,916	365,167
Performance Food Group Co.*	16,448	1,711,250
		2,076,417
A1

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.0%
AptarGroup, Inc.	6,306	$842,860
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	13,186	1,431,604
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Germany)	61,300	2,088,458
Telstra Group Ltd. (Australia)	911,402	2,905,663
		4,994,121
Electric Utilities — 0.0%
Portland General Electric Co.	22,262	979,528
Electrical Equipment — 0.2%
Legrand SA (France)	21,452	3,564,488
Electronic Equipment, Instruments & Components — 0.1%
Badger Meter, Inc.	5,345	954,510
Fabrinet (Thailand)*(a)	2,403	876,182
Novanta, Inc.*	11,146	1,116,272
		2,946,964
Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)	24,087	950,714
Flowco Holdings, Inc. (Class A Stock)	29,883	443,762
		1,394,476
Food Products — 0.2%
Freshpet, Inc.*	10,991	605,714
Nestle SA	37,183	3,414,710
Utz Brands, Inc.	86,220	1,047,573
		5,067,997
Ground Transportation — 0.1%
Knight-Swift Transportation Holdings, Inc.	13,192	521,216
Landstar System, Inc.(a)	7,807	956,826
Saia, Inc.*	2,633	788,215
		2,266,257
Health Care Equipment & Supplies — 0.3%
Envista Holdings Corp.*	65,059	1,325,252
Hoya Corp. (Japan)	22,000	3,041,948
ICU Medical, Inc.*	8,728	1,047,011
		5,414,211
Health Care Providers & Services — 0.2%
Chemed Corp.	2,946	1,319,042
Concentra Group Holdings Parent, Inc.	46,133	965,564
Encompass Health Corp.	12,915	1,640,463
HealthEquity, Inc.*	10,654	1,009,680
		4,934,749
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.(a)	13,054	1,169,508
Hotels, Restaurants & Leisure — 0.4%
Compass Group PLC (United Kingdom)	74,212	2,529,572
Monarch Casino & Resort, Inc.	8,602	910,436
Planet Fitness, Inc. (Class A Stock)*(a)	11,861	1,231,172
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Shake Shack, Inc. (Class A Stock)*	6,237	$583,845
Vail Resorts, Inc.(a)	3,852	576,144
Wyndham Hotels & Resorts, Inc.	13,638	1,089,676
Yum China Holdings, Inc. (China)	41,049	1,761,823
		8,682,668
Household Durables — 0.3%
Sony Group Corp. (Japan)	207,500	5,964,941
Industrial Conglomerates — 0.2%
Siemens AG (Germany)	16,836	4,545,350
Industrial REITs — 0.1%
EastGroup Properties, Inc.	6,860	1,161,124
Insurance — 0.4%
Accelerant Holdings (Cayman Islands) (Class A Stock)*(a)	21,961	326,999
Baldwin Insurance Group, Inc. (The)*(a)	23,370	659,268
Intact Financial Corp. (Canada)	9,030	1,756,882
Kinsale Capital Group, Inc.(a)	2,414	1,026,578
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,621	3,588,864
Neptune Insurance Holdings, Inc. (Class A Stock)*	8,067	161,340
RLI Corp.	15,392	1,003,866
Sony Financial Group, Inc. (Japan)*	207,500	230,111
		8,753,908
Interactive Media & Services — 0.3%
Tencent Holdings Ltd. (China)	84,500	7,200,211
Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	11,801	926,261
Brunswick Corp.	13,267	839,005
		1,765,266
Life Sciences Tools & Services — 0.2%
Lonza Group AG (Switzerland)	4,322	2,889,855
Medpace Holdings, Inc.*	978	502,848
		3,392,703
Machinery — 0.6%
Atlas Copco AB (Sweden) (Class A Stock)	159,936	2,712,192
Hillman Solutions Corp.*	95,602	877,626
IHI Corp. (Japan)	137,200	2,555,251
Lincoln Electric Holdings, Inc.(a)	3,444	812,199
RBC Bearings, Inc.*	3,114	1,215,363
Toro Co. (The)	6,477	493,547
Volvo AB (Sweden) (Class B Stock)	95,090	2,734,561
		11,400,739
Metals & Mining — 0.0%
GMK Norilskiy Nickel PAO (Russia)*^	143,900	—
GMK Norilskiy Nickel PAO (Russia), ADR*^	8	—

A2

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Magnitogorsk Iron & Steel Works PJSC (Russia)^	112,615	$—
Severstal PAO (Russia), GDR*^	11,949	1
		1
Multi-Utilities — 0.2%
Engie SA (France)	161,330	3,468,035
Oil, Gas & Consumable Fuels — 0.4%
DT Midstream, Inc.	9,391	1,061,747
Gazprom PJSC (Russia)*^	165,440	—
Novatek PJSC (Russia)^	5,822	1
Rosneft Oil Co. PJSC (Russia)*^	30,688	—
Shell PLC	172,700	6,155,207
SM Energy Co.	40,633	1,014,606
		8,231,561
Personal Care Products — 0.1%
Kao Corp. (Japan)	55,700	2,427,464
Pharmaceuticals — 0.2%
Novartis AG	28,097	3,612,667
Professional Services — 0.3%
First Advantage Corp.*(a)	55,591	855,546
Paylocity Holding Corp.*	7,279	1,159,326
RELX PLC (United Kingdom)	66,550	3,189,739
Verra Mobility Corp.*	43,898	1,084,281
		6,288,892
Real Estate Management & Development — 0.2%
Colliers International Group, Inc. (Canada)(a)	5,276	824,164
Cushman & Wakefield PLC*	69,514	1,106,663
Mitsui Fudosan Co. Ltd. (Japan)	254,400	2,769,425
		4,700,252
Semiconductors & Semiconductor Equipment — 1.1%
Allegro MicroSystems, Inc. (Japan)*	23,074	673,761
ASML Holding NV (Netherlands)	2,878	2,806,588
Infineon Technologies AG (Germany)	60,967	2,391,746
MACOM Technology Solutions Holdings, Inc.*	10,990	1,368,145
Power Integrations, Inc.	21,819	877,342
SK Hynix, Inc. (South Korea)	13,990	3,468,093
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	101,000	4,387,220
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	20,706	5,782,979
		21,755,874
Software — 0.2%
CCC Intelligent Solutions Holdings, Inc.*(a)	83,240	758,316
Clearwater Analytics Holdings, Inc. (Class A Stock)*	52,550	946,951
nCino, Inc.*	16,130	437,284
Qualys, Inc.*	5,435	719,214
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
SPS Commerce, Inc.*	6,151	$640,565
		3,502,330
Specialized REITs — 0.0%
CubeSmart	25,574	1,039,839
Specialty Retail — 0.0%
Claire’s Private Placement*^	313	—
Five Below, Inc.*	3,445	532,942
Warby Parker, Inc. (Class A Stock)*	7,776	214,462
		747,404
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	4,207	1,098,237
Core & Main, Inc. (Class A Stock)*	25,510	1,373,203
ITOCHU Corp. (Japan)	43,800	2,492,150
		4,963,590

Total Common Stocks (cost $228,739,427)		257,521,749
Preferred Stock — 0.0%
Specialty Retail
Claire’s Stores, Inc., CVT*^	331	—
(cost $68,751)
Unaffiliated Exchange-Traded Funds — 40.4%
JPMorgan Active Growth ETF	1,380,437	129,415,969
JPMorgan Active Value ETF	1,836,815	126,666,762
JPMorgan Global Select Equity ETF	7,553,238	511,882,939
JPMorgan Ultra-Short Income ETF	1,198,330	60,791,281

Total Unaffiliated Exchange-Traded Funds (cost $769,817,733)		828,756,951

		Principal Amount (000)#
Floating Rate and Other Loans — 0.0%
Foods — 0.0%
Moran Foods LLC,
2023 First Lien FLFO PIK Term Loan, 3 Month SOFR + 7.350%
11.352%(c)	06/30/26^	210	147,076
2023 First Lien FLSO PIK Term Loan, 3 Month SOFR + 2.000%
11.352%(c)	06/30/26^	142	31,492
Super Senior Delayed Draw Term Loan, 1 Month SOFR + 11.600%
16.909%(c)	06/30/26^	6	6,111
			184,679
Retail — 0.0%
Claire’s Stores, Inc.,
Term B Loan, 6 Month SOFR + 6.600%
10.636%(c)	12/18/26	558	28,921

Total Floating Rate and Other Loans (cost $869,620)			213,600

A3

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
InterestRate	MaturityDate	Principal Amount (000)#	Value

U.S. Treasury Obligation(k) — 2.1%
U.S. Treasury Notes
4.250%	01/31/26	42,562	$42,590,264
(cost $42,563,267)

Total Long-Term Investments (cost $1,702,023,420)			1,843,189,054

	Shares
Short-Term Investments — 10.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	199,025,731	199,025,731
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $15,499,494; includes $15,445,416 of cash collateral for securities on loan)(b)(wa)	15,508,799	15,499,494

Total Short-Term Investments (cost $214,525,225)		214,525,225

TOTAL INVESTMENTS—100.3% (cost $1,916,548,645)		2,057,714,279

Liabilities in excess of other assets(z) — (0.3)%		(7,048,998)

Net Assets — 100.0%		$2,050,665,281

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BARC	Barclays Bank PLC
BTP	Buoni del Tesoro Poliennali
CITI	Citibank, N.A.
CVT	Convertible Security
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPI	Share Price Index
STOXX	Stock Index of the Eurozone

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $184,765 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,182,496; cash collateral of $15,445,416 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
343	5 Year U.S. Treasury Notes	Dec. 2025	$37,453,991	$71,845
620	10 Year Australian Treasury Bonds	Dec. 2025	46,502,968	(93,714)
170	10 Year U.K. Gilt	Dec. 2025	20,769,022	76,345
601	10 Year U.S. Treasury Notes	Dec. 2025	67,612,500	332,395
108	Euro STOXX 50 Index	Dec. 2025	7,025,844	183,089
488	Euro-BTP Italian Government Bond	Dec. 2025	68,660,698	192,387
129	FTSE 100 Index	Dec. 2025	16,321,269	100,674
792	Mini MSCI EAFE Index	Dec. 2025	110,297,880	422,107
A4

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
98	S&P 500 E-Mini Communication Services Sector Index	Dec. 2025	$15,289,225	$199,477
246	S&P 500 E-Mini Financials Sector Index	Dec. 2025	41,174,865	107,743
1,004	S&P 500 E-Mini Index	Dec. 2025	338,285,250	4,527,106
54	S&P 500 E-Mini Technology Sector Index	Dec. 2025	15,482,340	583,091
176	S&P 500 E-Mini Utilities Sector Index	Dec. 2025	15,605,920	406,205
				7,108,750
Short Positions:
79	10 Year Japanese Bonds	Dec. 2025	72,538,865	554,935
261	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	31,336,313	(510,556)
58	ASX SPI 200 Index	Dec. 2025	8,513,333	(6,783)
416	DJ US Real Estate Index	Dec. 2025	15,412,800	155,875
613	Mini MSCI Emerging Markets Index	Dec. 2025	41,674,805	(724,603)
774	Russell 2000 E-Mini Index	Dec. 2025	95,027,850	(551,252)
258	S&P 500 E-Mini Consumer Staples Sector Index	Dec. 2025	20,567,760	341,059
219	S&P 500 E-Mini Materials Sector Index	Dec. 2025	20,984,580	636,848
35	S&P/TSX 60 Index	Dec. 2025	8,916,864	(166,275)
				(270,752)
				$6,837,998
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/25	BARC	AUD	17,504	$11,642,838	$11,586,372	$—	$(56,466)
Expiring 10/22/25	CITI	AUD	35,050	22,966,692	23,200,380	233,688	—
British Pound,
Expiring 10/22/25	CITI	GBP	16,953	22,960,658	22,803,060	—	(157,598)
Canadian Dollar,
Expiring 10/22/25	CITI	CAD	10,413	7,536,477	7,490,796	—	(45,681)
Euro,
Expiring 10/22/25	CITI	EUR	19,458	22,843,424	22,876,551	33,127	—
Japanese Yen,
Expiring 10/22/25	BARC	JPY	889,103	5,964,165	6,026,853	62,688	—
New Zealand Dollar,
Expiring 10/22/25	CITI	NZD	12,923	7,700,270	7,498,358	—	(201,912)
Expiring 10/22/25	CITI	NZD	4,271	2,541,841	2,478,188	—	(63,653)
Norwegian Krone,
Expiring 10/22/25	CITI	NOK	352,255	35,574,287	35,302,972	—	(271,315)
				$139,730,652	$139,263,530	329,503	(796,625)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 10/22/25	ML	JPY	3,375,808	$22,908,869	$22,883,184	$25,685	$—
Norwegian Krone,
Expiring 10/22/25	CITI	NOK	308,981	30,820,391	30,966,026	—	(145,635)
A5

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 10/22/25	CITI	SEK	364,055	$39,034,714	$38,727,347	$307,367	$—
Swiss Franc,
Expiring 10/22/25	BARC	CHF	35,861	45,150,427	45,172,096	—	(21,669)
				$137,914,401	$137,748,653	333,052	(167,304)
						$662,555	$(963,929)
Cross currency exchange contracts outstanding at September 30, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/25	Buy	AUD	5,740	JPY	554,598	$40,056	$—	CITI
10/22/25	Buy	CAD	3,691	JPY	391,538	1,012	—	CITI
10/22/25	Buy	CAD	21,008	EUR	12,928	—	(87,399)	CITI
10/22/25	Buy	EUR	6,604	CHF	6,150	18,084	—	CITI
10/22/25	Buy	GBP	5,664	CHF	6,072	—	(30,122)	CITI
10/22/25	Buy	NOK	106,803	SEK	100,267	37,629	—	CITI
						$96,781	$(117,521)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6